Stock-based Compensation (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Number of shares authorized to issuance during period					257,143
Equity compensation description, voting					The exercise price for non-statutory and incentive stock options granted under the equity compensation plan may not be less than 100% of the fair market value of the common stock on the option grant date or 110% in the case of incentive stock options granted to employees who own stock representing more than 10% of the voting power of all classes of our common stock. The Board of Directors, until a Compensation Committee has been appointed, has the authority to establish the vesting, including the terms under which vesting may be accelerated, and other terms and conditions of the options granted. Options can have a term of no more than ten years from the grant date, except for incentive stock options granted to 10% stockholders which can have a term of no more than five years from the grant date.
Number of option purchase during period					50,000
Stock option contractual term					10 years
Options vested or exercisable
Stock-based compensation expense	$ 269,129	$ 50,528	$ 394,164	$ 50,528	$ 74,063
Unrecognized compensation expense					$ 754,877
Unvested stock options expected to be recognized over a weighted average period					3 years 7 months 6 days
Minimum [Member]
Fair value of options granted exercise price					$ 2.00
Maximum [Member]
Fair value of options granted exercise price					$ 2.57
Vested Option One [Member]
Number of option purchase during period					316,400
Vested option period					4 years
Vested Option Two [Member]
Number of option purchase during period					18,000
Vested option period					1 year
Non-Qualified Stock Options [Member]
Number of stock option issued					334,400